Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
DISCONTINUED OPERATIONS

NOTE 14 - DISCONTINUED OPERATIONS

On April 28, 2010, at the Annual Shareholder Meeting, a formal announcement was made regarding the signing of a definitive agreement to sell West Michigan Community Bank (“WMCB”). The transaction was consummated on January 31, 2011, and the Corporation received $10,500,000 from the sale of West Michigan Community Bank (a 10% premium over book value). As a condition of the sale, the Corporation assumed certain non-performing assets of West Michigan Community Bank which totaled $9,900,000. The assets were housed in a newly formed real estate holding company subsidiary of the Corporation, FHLLC. In addition, The State Bank assumed $2,900,000 of watch rated credits.

As of July 1, 2011, due to a change in management’s intent of the Corporation, the remaining balances of the assets described above and previously classified as discontinued operations at June 30, 2011 were reclassified to continuing operations; therefore there are no assets or liabilities presented at December 31, 2011. Corresponding amounts also were reclassified for all years presented. See Note 1 for further discussion.

As of April 30, 2010, Davison State Bank (“DSB”) was sold to an independent financial group. As of January 31, 2011, West Michigan Community Bank was sold to a third party investor group.

CONDENSED BALANCE SHEET OF DISCONTINUED OPERATIONS

(000s omitted)

WMCB
December 31, 2010
ASSETS
Cash and cash equivalents	$8,309
Securities - available for sale	15,080
Loans, net of allowance of $3,463	77,394
Other assets	12,531

Total assets	$113,314

LIABILITIES
Deposits:
Non-interest bearing	$13,751
Interest bearing	93,546

Total deposits	107,297
Federal Home Loan Bank Advances	5,000
Accrued taxes, interest and other liabilities	1,024

Total liabilities	$113,321

A condensed statement of income of discontinued operations is presented for the twelve months ended December 31, 2011. Due to the sale of West Michigan Community Bank at January 31, 2011, only one month of income and expense is presented for West Michigan Community Bank. Due to management’s change in intent in regard to loans and other real estate assumed, related to the sale of West Michigan Community Bank, which occurred July 1, 2011, only six months of income and expense are presented.

A condensed statement of income of discontinued operations is presented for the year ended December 31, 2010. Due to the sale of Davison State Bank, there is no income statement for presentation for the twelve month period ended December 31, 2011.

CONDENSED STATEMENT OF INCOME OF DISCONTINUED OPERATIONS

(000s omitted)

	Year Ended December 31, 2011
	Assumed Loans and Other Real Estate	DSB	WMCB	Total
Interest income	$0	$0	$515	$515
Interest expense	0	0	129	129

Net interest income	0	0	386	386
Provision for loan losses	0	0	(50)	(50)

Net interest income (loss) after provision for loan losses	0	0	436	436

Non-interest income	0	0	121	121
Non-interest expense	82	0	415	497

Income (loss) before federal income tax	(82)	0	142	60

Federal income tax expense (benefit)	0	0	38	38
Gain on sale of subsidiary	0	0	469	469

Net income (loss)	$(82)	$0	$573	$491

In connection with the sale of West Michigan Community Bank, the Corporation recognized a gross gain of $711,000. Net of tax the net gain amounted to $469,000.

CONDENSED STATEMENT OF INCOME OF DISCONTINUED OPERATIONS

(000s omitted)

	Year Ended December 31, 2010
	Assumed Loans and Other Real Estate	DSB	WMCB	Total
Interest income	$0	$607	$6,406	$7,013
Interest expense	0	116	2,349	2,465

Net interest income	0	491	4,057	4,548
Provision for loan losses	0	(5)	782	777

Net interest income (loss) after provision for loan losses	0	496	3,275	3,771

Non-interest income	0	178	1,007	1,185
Non-interest expense	0	121	4,863	4,984

Income (loss) before federal income tax	0	553	(581)	(28)
Federal income tax expense (benefit)	0	181	(176)	5

Net income (loss)	$0	$372	$(405)	$(33)

During the first quarter of 2010, the Corporation reversed a previously recorded gross estimated loss of $700,000 related to the sale of Davison State Bank.